8. Commitments, Contingencies and Concentrations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 31,079	$ 22,201	$ 102,960	$ 89,150